Stock-based compensation - Schedule of stock option weighted average assumptions (Details) - Stock options [Member] - $ / shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock price	$ 0	$ 6.86
Risk-free interest rate	0.00%	4.00%
Expected life (years)	0 years	5 years
Annualized volatility	0.00%	131.00%
Dividend rate	0.00%	0.00%